Note 14 - Income Taxes (Details) - Income Tax Expenses (Benefit)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Tax Expenses (Benefit) [Abstract]
Current tax before tax loss carry forwards (set-off)	¥ 849,365	$ 131,119	¥ 3,656,684	¥ 891,449
Tax loss carry forwards (set-off)	681,799	105,252	59,324	15,097
Current income taxes	1,531,164	236,371	3,716,008	906,546
Deferred income taxes	105,873	16,344	509,041	(619,250)
Total income tax expenses	¥ 1,637,037	$ 252,715	¥ 4,225,049	¥ 287,296